Employee Benefits - Schedule of Fair Value of Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Fair value of assets , beginning balance	$ 156,732
Fair value of assets, ending balance	143,684	$ 156,732
Defined Benefit Plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of assets , beginning balance	4,701
Interest income on plan assets	16,472	16,376
Fair value of assets, ending balance	5,773	4,701
Defined Benefit Plan [member] | Plan Assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of assets , beginning balance	204,527	178,594
Interest income on plan assets	12,191	12,827
Remeasurament of interest assumptions	1,625	7,385
Employer contributions	29,650	34,083
Benefits paid	(22,246)	(25,509)
Exchange differences	(9,199)	(2,853)
Fair value of assets, ending balance	$ 216,548	$ 204,527